Fair Value Measurements (Details Narrative) - Settlement Agreement [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 18, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Payments for Legal Settlements	$ 1.1	$ 0.6
[custom:DebtInstrumentNotRecordedAtFairValue-0]	2.9	$ 4.3
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:LegalSettlementsSecuredInEquityFinance-0]	$ 10.0		$ 10.0